Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Impact of Adoption of Topic 606
In accordance with Topic 606, the disclosure of the impact of adoption to the Company’s consolidated statement of operations and consolidated balance sheet was as follows (in thousands):

	Year Ended December 31, 2018
	As Reported	Effect of Change	Amounts under ASC 605
Revenue	$253	$858	$1,111
Operating expenses
Research and development	8,570	—	8,570
General and administrative	4,907	—	4,907
Restructuring costs	805	—	805
	14,282	—	14,282
Loss from operations	(14,029)	858	(13,171)
Interest income	406	(132)	274
Loss from operations before income taxes	(13,623)	726	(12,897)
Income tax expense	(4)	—	(4)
Net loss	$(13,627)	$726	$(12,901)

	December 31, 2018
	As Reported	Effect of Change	Amounts under ASC 605
Assets
Royalty receivable	$1,053	$(718)	$335
Royalty receivable, net of current portion	$1,016	$(1,016)	$—
Shareholders' Equity
Accumulated deficit	$(200,940)	$(1,734)	$(202,674)

Schedule of Potentially Dilutive Securities Outstanding
The following potentially dilutive securities outstanding as of December 31, 2018 and 2017 have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	Years Ended December 31,
	2018	2017
Share options	10,068,744	11,418,175
Warrants	26,558,600	26,917,173
	36,627,344	38,335,348